Cost of Sales, Selling Expenses and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Cost of Sales, Selling Expenses and Administrative Expenses
Cost of Sales, Selling Expenses and Administrative Expenses
21.	Cost of Sales, Selling Expenses and Administrative Expenses

Cost of sales represents primarily the production cost of programming, acquired programming and transmission rights at the moment of broadcasting or at the time the produced programs are sold and became available for broadcast (see Note 8). Such cost of sales also includes benefits to employees and post-employment benefits, network maintenance and interconnections, satellite links, paper and printing, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangible assets.

Selling expenses and administrative expenses include primarily benefits to employees, sale commissions, postemployment benefits, share-based compensation to employees, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangibles.

The amounts of depreciation, amortization and other amortization included in cost of sales, selling expenses and administrative expenses for the years ended December 31, 2021, 2020 and 2019, were as follows:

	2021		2020		2019

Cost of sales	Ps.	17,461,411	Ps.	16,775,214	Ps.	16,035,227
Selling expenses		979,783		1,473,940		1,695,616
Administrative expenses		3,306,319		3,392,496		3,809,379
	Ps.	21,747,513	Ps.	21,641,650	Ps.	21,540,222

The amounts of expenses related to IFRS 16 included in cost of sales, selling expenses and administrative expenses for the year ended December 31, 2021, were as follows:

	2021
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	241,268
Expenses relating to short-term leases and leases of low-value assets		196,902
Total	Ps.	438,170

Expenses related to short-term employee benefits, share-based compensation and post-employment benefits and incurred by the Group for the years ended December 31, 2021, 2020 and 2019, were as follows:

	2021		2020		2019
Short-term employee benefits	Ps.	19,035,899	Ps.	17,921,266	Ps.	16,821,651
Other short-term employee benefits		1,711,945		1,396,804		1,210,671
Share-based compensation		1,088,413		984,356		1,129,644
Post-employment benefits		259,291		292,026		259,064
	Ps.	22,095,548	Ps.	20,594,452	Ps.	19,421,030